Average Annual Total Returns - EDGE MidCap Fund	Class A 1 Year	Class A 5 Years	Class A Life of Fund	Class A Inception Date	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Life of Fund	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class Life of Fund	Class R-6 1 Year	Class R-6 5 Years	Class R-6 Life of Fund	Russell MidCap Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell MidCap Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell MidCap Index (reflects no deduction for fees, expenses, or taxes) Life of Fund
Total	3.98%	12.86%	12.55%	Sep. 28, 2015	2.83%	11.64%	11.36%	3.16%	9.98%	9.75%	10.44%	14.54%	14.15%	10.57%	14.75%	14.35%	17.06%	13.39%	13.83%